Financial instruments and risk management - Risk management (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Customer A | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	47.00%	34.00%
Customer B | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	10.00%
Customer C | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	41.00%
Customer 1 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	42.00%	42.00%
Customer 2 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	5.00%
Customer 3 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	0.00%
Customer 4 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	21.00%
Customer 5 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	7.00%	20.00%
Customer 6 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	3.00%	11.00%
Credit facilities
Concentration Risk [Line Items]
Outstanding balance, long-term debt	CAD 39.6	CAD 28.6
Basis points	100.00%
Corresponding change in annual interest expense	CAD 0.4